Equity-based Compensation Plans - Summary of Class B Units' Activity (Details) - QLH Class B Units - QLH Class B Profits Interests - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units, Beginning balance	163,800	98,090	81,590
Number of units, Granted	25,500	100,738	19,000
Number of units, Repurchased	(8,568)	(31,799)
Number of units, Forfeited	(3,432)	(3,229)	(2,500)
Number of units, Settled or cancelled	(177,300)
Number of units, Ending balance		163,800	98,090
Weighted average grant date fair value/unit, Beginning balance	$ 61.62	$ 45.25	$ 41.36
Weighted average grant date fair value/unit, Granted	105.85	71.69	62.08
Weighted average grant date fair value/unit, Repurchased	51.03	44.61
Weighted average grant date fair value/unit, Forfeited	74.22	46.09	46.09
Weighted average grant date fair value/unit, Settled or cancelled	$ 68.25
Weighted average grant date fair value/unit, Ending balance		$ 61.62	$ 45.25
Aggregate intrinsic value		$ 28,622	$ 22,244	$ 6,274